Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 28,394	$ 36,523	$ 42,185	$ 35,059
Cost of revenue	$ 7,804	$ 10,038	$ 10,499	$ 8,064